Note 14 (Tables)	6 Months Ended
Jun. 30, 2023
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk [Abstract]
Derivatives Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk [Table Text Block]
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Millions of Euros)
	June 2023	December 2022
ASSETS
Derivatives - Hedge accounting	1,888	1,891
Fair value changes of the hedged items in portfolio hedges of interest rate risk	(137)	(148)
LIABILITIES
Derivatives - Hedge accounting	3,486	3,303
Fair value changes of the hedged items in portfolio hedges of interest rate risk	—	—